Financial instruments (Details 16) (Recurring basis, CHF) In Millions, unless otherwise specified			3 Months Ended															3 Months Ended	6 Months Ended	3 Months Ended	6 Months Ended	3 Months Ended	6 Months Ended					3 Months Ended	6 Months Ended	3 Months Ended	6 Months Ended	3 Months Ended	6 Months Ended					3 Months Ended	6 Months Ended	3 Months Ended	6 Months Ended	3 Months Ended	6 Months Ended					3 Months Ended	6 Months Ended	3 Months Ended	6 Months Ended	3 Months Ended	6 Months Ended														3 Months Ended	6 Months Ended	3 Months Ended	6 Months Ended	3 Months Ended	6 Months Ended		6 Months Ended									3 Months Ended	6 Months Ended	3 Months Ended	6 Months Ended	3 Months Ended	6 Months Ended			3 Months Ended	6 Months Ended	3 Months Ended	6 Months Ended	3 Months Ended	6 Months Ended											3 Months Ended	6 Months Ended	3 Months Ended	6 Months Ended	3 Months Ended	6 Months Ended			3 Months Ended	6 Months Ended	3 Months Ended	6 Months Ended	3 Months Ended	6 Months Ended
	Jun. 30, 2014 Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	Dec. 31, 2013 Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	Dec. 31, 2013 Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions Discounted cash flow Minimum	Dec. 31, 2013 Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions Discounted cash flow Maximum	Dec. 31, 2013 Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions Discounted cash flow Weighted average	Jun. 30, 2014 Due to banks and customer deposits	Dec. 31, 2013 Due to banks and customer deposits	Jun. 30, 2013 Due to banks and customer deposits	Dec. 31, 2012 Due to banks and customer deposits	Jun. 30, 2014 Trading Liabilities	Dec. 31, 2013 Trading Liabilities	Jun. 30, 2013 Trading Liabilities	Dec. 31, 2012 Trading Liabilities	Jun. 30, 2014 Trading Liabilities Interest rate derivatives	Dec. 31, 2013 Trading Liabilities Interest rate derivatives	Jun. 30, 2013 Trading Liabilities Interest rate derivatives	Dec. 31, 2012 Trading Liabilities Interest rate derivatives	Dec. 31, 2013 Trading Liabilities Interest rate derivatives Option model Minimum	Jun. 30, 2014 Trading Liabilities Interest rate derivatives Option model Minimum	Dec. 31, 2013 Trading Liabilities Interest rate derivatives Option model Maximum	Jun. 30, 2014 Trading Liabilities Interest rate derivatives Option model Maximum	Dec. 31, 2013 Trading Liabilities Interest rate derivatives Option model Weighted average	Jun. 30, 2014 Trading Liabilities Interest rate derivatives Option model Weighted average	Jun. 30, 2014 Trading Liabilities Foreign exchange derivatives	Dec. 31, 2013 Trading Liabilities Foreign exchange derivatives	Jun. 30, 2013 Trading Liabilities Foreign exchange derivatives	Dec. 31, 2012 Trading Liabilities Foreign exchange derivatives	Dec. 31, 2013 Trading Liabilities Foreign exchange derivatives Option model Minimum	Jun. 30, 2014 Trading Liabilities Foreign exchange derivatives Option model Minimum	Dec. 31, 2013 Trading Liabilities Foreign exchange derivatives Option model Maximum	Jun. 30, 2014 Trading Liabilities Foreign exchange derivatives Option model Maximum	Dec. 31, 2013 Trading Liabilities Foreign exchange derivatives Option model Weighted average	Jun. 30, 2014 Trading Liabilities Foreign exchange derivatives Option model Weighted average	Jun. 30, 2014 Trading Liabilities Credit derivatives	Dec. 31, 2013 Trading Liabilities Credit derivatives	Jun. 30, 2013 Trading Liabilities Credit derivatives	Dec. 31, 2012 Trading Liabilities Credit derivatives	Dec. 31, 2013 Trading Liabilities Credit derivatives Discounted cash flow Minimum	Jun. 30, 2014 Trading Liabilities Credit derivatives Discounted cash flow Minimum	Dec. 31, 2013 Trading Liabilities Credit derivatives Discounted cash flow Maximum	Jun. 30, 2014 Trading Liabilities Credit derivatives Discounted cash flow Maximum	Dec. 31, 2013 Trading Liabilities Credit derivatives Discounted cash flow Weighted average	Jun. 30, 2014 Trading Liabilities Credit derivatives Discounted cash flow Weighted average	Jun. 30, 2014 Trading Liabilities Equity/Index-related products	Dec. 31, 2013 Trading Liabilities Equity/Index-related products	Jun. 30, 2013 Trading Liabilities Equity/Index-related products	Dec. 31, 2012 Trading Liabilities Equity/Index-related products	Dec. 31, 2013 Trading Liabilities Equity/Index-related products Option model Minimum	Jun. 30, 2014 Trading Liabilities Equity/Index-related products Option model Minimum	Dec. 31, 2013 Trading Liabilities Equity/Index-related products Option model Maximum	Jun. 30, 2014 Trading Liabilities Equity/Index-related products Option model Maximum	Dec. 31, 2013 Trading Liabilities Equity/Index-related products Option model Weighted average	Jun. 30, 2014 Trading Liabilities Equity/Index-related products Option model Weighted average	Jun. 30, 2014 Short-term borrowings.	Dec. 31, 2013 Short-term borrowings.	Jun. 30, 2013 Short-term borrowings.	Dec. 31, 2012 Short-term borrowings.	Jun. 30, 2014 Long-term debt	Dec. 31, 2013 Long-term debt	Jun. 30, 2013 Long-term debt	Dec. 31, 2012 Long-term debt	Jun. 30, 2014 Long-term debt Long-term debt - of which structured notes over two years	Dec. 31, 2013 Long-term debt Long-term debt - of which structured notes over two years	Jun. 30, 2013 Long-term debt Long-term debt - of which structured notes over two years	Dec. 31, 2012 Long-term debt Long-term debt - of which structured notes over two years	Jun. 30, 2014 Long-term debt Long-term debt - of which structured notes over two years Option model	Dec. 31, 2013 Long-term debt Long-term debt - of which structured notes over two years Option model Minimum	Jun. 30, 2014 Long-term debt Long-term debt - of which structured notes over two years Option model Minimum	Dec. 31, 2013 Long-term debt Long-term debt - of which structured notes over two years Option model Maximum	Jun. 30, 2014 Long-term debt Long-term debt - of which structured notes over two years Option model Maximum	Dec. 31, 2013 Long-term debt Long-term debt - of which structured notes over two years Option model Weighted average	Jun. 30, 2014 Long-term debt Long-term debt - of which structured notes over two years Option model Weighted average	Jun. 30, 2014 Long-term debt Long-term debt - of which structured notes over two years Discounted cash flow	Jun. 30, 2014 Long-term debt Long-term debt - of which structured notes over two years Discounted cash flow Minimum	Jun. 30, 2014 Long-term debt Long-term debt - of which structured notes over two years Discounted cash flow Maximum	Jun. 30, 2014 Long-term debt Long-term debt - of which structured notes over two years Discounted cash flow Weighted average	Jun. 30, 2014 Long-term debt Long-term debt - of which nonrecourse liabilities	Dec. 31, 2013 Long-term debt Long-term debt - of which nonrecourse liabilities	Jun. 30, 2013 Long-term debt Long-term debt - of which nonrecourse liabilities	Dec. 31, 2012 Long-term debt Long-term debt - of which nonrecourse liabilities	Jun. 30, 2014 Long-term debt Long-term debt - of which nonrecourse liabilities Vendor price	Dec. 31, 2013 Long-term debt Long-term debt - of which nonrecourse liabilities Vendor price	Dec. 31, 2013 Long-term debt Long-term debt - of which nonrecourse liabilities Vendor price Minimum	Jun. 30, 2014 Long-term debt Long-term debt - of which nonrecourse liabilities Vendor price Minimum	Dec. 31, 2013 Long-term debt Long-term debt - of which nonrecourse liabilities Vendor price Maximum	Jun. 30, 2014 Long-term debt Long-term debt - of which nonrecourse liabilities Vendor price Maximum	Dec. 31, 2013 Long-term debt Long-term debt - of which nonrecourse liabilities Vendor price Weighted average	Jun. 30, 2014 Long-term debt Long-term debt - of which nonrecourse liabilities Vendor price Weighted average	Jun. 30, 2014 Long-term debt Long-term debt - of which nonrecourse liabilities Market comparable	Dec. 31, 2013 Long-term debt Long-term debt - of which nonrecourse liabilities Market comparable	Dec. 31, 2013 Long-term debt Long-term debt - of which nonrecourse liabilities Market comparable Minimum	Jun. 30, 2014 Long-term debt Long-term debt - of which nonrecourse liabilities Market comparable Minimum	Dec. 31, 2013 Long-term debt Long-term debt - of which nonrecourse liabilities Market comparable Maximum	Jun. 30, 2014 Long-term debt Long-term debt - of which nonrecourse liabilities Market comparable Maximum	Dec. 31, 2013 Long-term debt Long-term debt - of which nonrecourse liabilities Market comparable Weighted average	Jun. 30, 2014 Long-term debt Long-term debt - of which nonrecourse liabilities Market comparable Weighted average	Jun. 30, 2014 Other liabilities	Dec. 31, 2013 Other liabilities	Jun. 30, 2013 Other liabilities	Dec. 31, 2012 Other liabilities	Jun. 30, 2014 Other liabilities Other liabilities - of which failed sales	Dec. 31, 2013 Other liabilities Other liabilities - of which failed sales	Jun. 30, 2013 Other liabilities Other liabilities - of which failed sales	Dec. 31, 2012 Other liabilities Other liabilities - of which failed sales	Jun. 30, 2014 Other liabilities Other liabilities - of which failed sales Discounted cash flow	Dec. 31, 2013 Other liabilities Other liabilities - of which failed sales Discounted cash flow	Dec. 31, 2013 Other liabilities Other liabilities - of which failed sales Discounted cash flow Minimum	Jun. 30, 2014 Other liabilities Other liabilities - of which failed sales Discounted cash flow Minimum	Dec. 31, 2013 Other liabilities Other liabilities - of which failed sales Discounted cash flow Maximum	Jun. 30, 2014 Other liabilities Other liabilities - of which failed sales Discounted cash flow Maximum	Dec. 31, 2013 Other liabilities Other liabilities - of which failed sales Discounted cash flow Weighted average	Jun. 30, 2014 Other liabilities Other liabilities - of which failed sales Discounted cash flow Weighted average	Jun. 30, 2014 Other liabilities Other liabilities - of which failed sales Market comparable	Dec. 31, 2013 Other liabilities Other liabilities - of which failed sales Market comparable	Dec. 31, 2013 Other liabilities Other liabilities - of which failed sales Market comparable Minimum	Jun. 30, 2014 Other liabilities Other liabilities - of which failed sales Market comparable Minimum	Dec. 31, 2013 Other liabilities Other liabilities - of which failed sales Market comparable Maximum	Jun. 30, 2014 Other liabilities Other liabilities - of which failed sales Market comparable Maximum	Dec. 31, 2013 Other liabilities Other liabilities - of which failed sales Market comparable Weighted average	Jun. 30, 2014 Other liabilities Other liabilities - of which failed sales Market comparable Weighted average	Jun. 30, 2014 Liabilities:	Dec. 31, 2013 Liabilities:	Jun. 30, 2013 Liabilities:	Dec. 31, 2012 Liabilities:
Quantitative information about level 3 liabilities at fair value
Fair value, liabilities	0	114				87	55	62	25	4,915	5,564	5,369	5,356	1,185	1,129	1,095	1,357							696	938	1,312	1,648							1,291	1,230	1,361	819							1,265	1,896	1,244	1,003							101	165	193	124	10,313	9,780	10,960	10,098	7,374	6,217	6,306	6,189	5,910							452				2,028	2,552	3,088	2,551	1,831	2,105							143	301							3,325	2,861	2,677	2,848	727	1,143	936	1,160	50	195							661	829							18,741	18,539	19,261	18,451
Unobservable input
Basis spread (in bp)																		(5)	(10)	148	98	74	56
Funding spread (in bp)			90	90	90																																		51		51		51
Buyback probability (in %)																																																50.00%	50.00%	100.00%	100.00%	62.00%	59.00%														50.00%	50.00%	100.00%	100.00%	62.00%	59.00%
Correlation (in %)																		17.00%	17.00%	99.00%	100.00%	62.00%	70.00%					(10.00%)	(10.00%)	70.00%	70.00%	48.00%	50.00%					34.00%	32.00%	98.00%	98.00%	55.00%	53.00%					(83.00%)	(83.00%)	96.00%	100.00%	14.00%	12.00%														(83.00%)	(83.00%)	99.00%	100.00%	16.00%	13.00%
Credit spread (in bp)																																						1	1	2,052	1,831	252	133																															305	673	372																															813	535	1,362	2,692	1,185	2,037
Gap risk (in %)																			20.00%		20.00%		20.00%																																												0.00%	0.00%	5.00%	4.00%	0.00%	0.00%
Mean reversion (in %)																		5.00%	5.00%	10.00%	10.00%	6.00%	5.00%
Prepayment rate (in %)																		5.00%	8.00%	31.00%	36.00%	23.00%	27.00%					19.00%	23.00%	31.00%	36.00%	25.00%	29.00%					0.00%	0.00%	17.00%	11.00%	2.00%	4.00%
Price (in %)																																																																																			0.00%	0.00%	217.00%	104.00%	104.00%	99.00%			0.00%	0.00%	93.00%	87.00%	13.00%	8.00%																			0.00%	0.00%	100.00%	100.00%	63.00%	68.00%
Recovery rate (in %)																																						14.00%	0.00%	77.00%	77.00%	43.00%	38.00%																																																																23.00%	26.00%	23.00%	26.00%	23.00%	26.00%
Skew (in %)																																																79.00%	49.00%	152.00%	159.00%	118.00%	106.00%
Volatility (in %)																																																2.00%	3.00%	252.00%	170.00%	26.00%	28.00%														5.00%	3.00%	252.00%	170.00%	28.00%	25.00%
Discount rate (in %)																																						4.00%	1.00%	29.00%	35.00%	14.00%	15.00%
Default rate (in %)																																						1.00%	1.00%	15.00%	21.00%	6.00%	7.00%
Loss severity (in %)																																						6.00%	10.00%	100.00%	90.00%	62.00%	61.00%